Assets and liabilities sold - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	[1]	Dec. 31, 2021
Assets and liabilities classified as held for sale [line items]
Gain on Disposal of Assets and Liabilities Classified as Held For Sale	$ 21	$ 29		$ 11	[1]
Proceeds From Disposal Of Noncurrent Assets	$ 0			44
United States [member]
Assets and liabilities classified as held for sale [line items]
Gain on Disposal of Assets and Liabilities Classified as Held For Sale				0
Proceeds From Disposal Of Noncurrent Assets				46
Noncurrent assets disposed				2
Net assets held for sale disposed off consideration payable				44
Decrease through classified as held for sale property plant and equipment				45
Decrease through classified as held for sale lease liabilities				3
Net cash inflow through classified as held for sale				$ 44

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ and to combine System Fund revenues and reimbursables (see New accounting standards and other presentational changes).